STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Members' Capital
Members' Capital		$ 981,085,057
Members' Capital (in Units)		593,821,837
Net Income (Loss)		$ (19,762,573)	$ 104,449,106	$ 56,873,333
Members' Capital		$ 1,024,143,098	$ 981,085,057
Members' Capital (in Units)		679,544,349	593,821,837
Class A
Increase (Decrease) in Members' Capital
Members' Capital		$ 124,393,069	$ 155,214,109	$ 174,373,801
Members' Capital (in Units)		64,145,923	89,279,211	105,821,750
Subscriptions		$ 12,542,897	$ 10,612,854	$ 16,098,619
Subscriptions (in Units)		6,490,741	6,060,784	9,547,008
Redemptions		$ (14,399,107)	$ (54,917,429)	$ (44,097,135)
Redemptions (in Units)		(7,457,406)	(31,194,072)	(26,089,547)
Net Income (Loss)		$ (2,194,163)	$ 13,483,535	$ 8,838,824
Members' Capital		$ 120,342,696	$ 124,393,069	$ 155,214,109
Members' Capital (in Units)		63,179,258	64,145,923	89,279,211
Class C
Increase (Decrease) in Members' Capital
Members' Capital		$ 466,870,415	$ 460,460,237	$ 510,141,341
Members' Capital (in Units)		265,575,955	289,256,969	334,741,567
Subscriptions		$ 56,287,038	$ 57,435,022	$ 46,650,874
Subscriptions (in Units)		32,081,556	35,919,103	30,030,602
Redemptions		$ (43,982,373)	$ (95,527,726)	$ (117,187,044)
Redemptions (in Units)		(25,351,780)	(59,600,117)	(75,515,200)
Net Income (Loss)		$ (13,657,552)	$ 44,502,882	$ 20,855,066
Members' Capital		$ 465,517,528	$ 466,870,415	$ 460,460,237
Members' Capital (in Units)		272,305,731	265,575,955	289,256,969
Class D
Increase (Decrease) in Members' Capital
Members' Capital		$ 73,228,701	$ 85,498,186	$ 169,628,029
Members' Capital (in Units)		35,322,377	46,696,897	99,225,678
Subscriptions		$ 9,359,478	$ 6,729,000	$ 10,820,354
Subscriptions (in Units)		4,568,436	3,680,491	6,206,542
Redemptions		$ (6,751,500)	$ (27,845,562)	$ (106,288,749)
Redemptions (in Units)		(3,287,074)	(15,055,011)	(58,735,323)
Net Income (Loss)		$ (172,303)	$ 8,847,077	$ 11,338,552
Members' Capital		$ 75,664,376	$ 73,228,701	$ 85,498,186
Members' Capital (in Units)		36,603,739	35,322,377	46,696,897
Class I
Increase (Decrease) in Members' Capital
Members' Capital		$ 62,368,274	$ 85,244,114	$ 85,499,452
Members' Capital (in Units)		31,155,649	47,689,327	50,667,859
Subscriptions		$ 10,110,607	$ 4,451,221	$ 11,980,169
Subscriptions (in Units)		5,075,955	2,489,090	6,983,219
Redemptions		$ (13,235,884)	$ (34,215,466)	$ (17,299,983)
Redemptions (in Units)		(6,730,035)	(19,022,768)	(9,961,751)
Net Income (Loss)		$ (1,002,142)	$ 6,888,405	$ 5,064,476
Members' Capital		$ 58,240,855	$ 62,368,274	$ 85,244,114
Members' Capital (in Units)		29,501,569	31,155,649	47,689,327
Class DS
Increase (Decrease) in Members' Capital
Members' Capital	[1]	$ 43,919,926	$ 50,584,682	$ 92,418,972
Members' Capital (in Units)	[1]	21,211,500	27,662,374	54,128,029
Subscriptions	[1]	$ 463,567	$ 6,919,320
Subscriptions (in Units)	[1]	217,903	3,783,452
Redemptions	[1]	$ (44,791,393)	$ (18,956,021)	$ (46,685,825)
Redemptions (in Units)	[1]	(21,429,403)	(10,234,326)	(26,465,655)
Net Income (Loss)	[1]	$ 407,900	$ 5,371,945	$ 4,851,535
Members' Capital	[1]		$ 43,919,926	$ 50,584,682
Members' Capital (in Units)	[1]		21,211,500	27,662,374
Class DT
Increase (Decrease) in Members' Capital
Members' Capital	[2]	$ 11,818,184	$ 14,111,527	$ 23,677,969
Members' Capital (in Units)	[2]	5,341,053	7,308,839	13,202,221
Subscriptions	[2]	$ 2,598,982
Subscriptions (in Units)	[2]	1,209,341
Redemptions	[2]	$ (14,558,268)	$ (3,884,216)	$ (11,009,023)
Redemptions (in Units)	[2]	(6,550,394)	(1,967,786)	(5,893,382)
Net Income (Loss)	[2]	$ 141,102	$ 1,590,873	$ 1,442,581
Members' Capital	[2]		$ 11,818,184	$ 14,111,527
Members' Capital (in Units)	[2]		5,341,053	7,308,839
Class M
Increase (Decrease) in Members' Capital
Members' Capital		$ 107,401,709	$ 47,512,048	$ 36,647,613
Members' Capital (in Units)		92,200,321	46,183,286	38,151,931
Subscriptions		$ 29,700,143	$ 62,511,694	$ 16,330,357
Subscriptions (in Units)		25,501,233	60,133,744	16,525,784
Redemptions		$ (17,851,819)	$ (15,026,145)	$ (8,514,087)
Redemptions (in Units)		(15,650,680)	(14,116,709)	(8,494,429)
Net Income (Loss)		$ (719,338)	$ 12,404,112	$ 3,048,165
Members' Capital		$ 118,530,695	$ 107,401,709	$ 47,512,048
Members' Capital (in Units)		102,050,874	92,200,321	46,183,286
Class F
Increase (Decrease) in Members' Capital
Members' Capital	[3],[4]	$ 53,188,258	$ 46,554,511
Members' Capital (in Units)	[3],[5]	46,520,691	46,520,691
Subscriptions	[3],[4]			$ 45,942,000
Subscriptions (in Units)	[3],[5]			46,520,691
Net Income (Loss)	[3],[4]	$ 348,087	$ 6,633,747	$ 612,511
Members' Capital	[3],[4]	$ 53,536,345	$ 53,188,258	$ 46,554,511
Members' Capital (in Units)	[3],[5]	46,520,691	46,520,691	46,520,691
Class F1
Increase (Decrease) in Members' Capital
Members' Capital	[6]	$ 37,896,521	$ 33,169,991
Members' Capital (in Units)	[6],[7]	32,348,368	32,348,368
Subscriptions	[6]			$ 32,348,368
Subscriptions (in Units)	[6],[7]			32,348,368
Net Income (Loss)	[6]	$ 248,011	$ 4,726,530	$ 821,623
Members' Capital	[6]	$ 38,144,532	$ 37,896,521	$ 33,169,991
Members' Capital (in Units)	[6],[7]	32,348,368	32,348,368	32,348,368
Class DI
Increase (Decrease) in Members' Capital
Subscriptions	[8]	$ 108,299,930
Subscriptions (in Units)	[8]	108,353,925
Redemptions	[8]	$ (10,971,684)
Redemptions (in Units)	[8]	(11,319,806)
Net Income (Loss)	[8]	$ (3,162,175)
Members' Capital	[8]	$ 94,166,071
Members' Capital (in Units)	[8]	97,034,119
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital		$ 981,085,057	$ 978,349,405	$ 1,092,387,177
Members' Capital (in Units)		593,821,837	632,945,962	695,939,035
Subscriptions		$ 229,362,642	$ 148,659,111	$ 180,170,741
Subscriptions (in Units)		183,499,090	112,066,664	148,162,214
Redemptions		$ (166,542,028)	$ (250,372,565)	$ (351,081,846)
Redemptions (in Units)		(97,776,578)	(151,190,789)	(211,155,287)
Net Income (Loss)		$ (19,762,573)	$ 104,449,106	$ 56,873,333
Members' Capital		$ 1,024,143,098	$ 981,085,057	$ 978,349,405
Members' Capital (in Units)		679,544,349	593,821,837	632,945,962

[1]	Units fully redeemed as of April 30, 2015.
[2]	Units fully redeemed as of December 31, 2015.
[3]	Units issued on May 16, 2013.
[4]	Units issued on May 16, 2013.
[5]	Units issued on May 16, 2013.
[6]	Units issued on June 1, 2013.
[7]	Units issued on June 1, 2013.
[8]	Units issued on February 1, 2015.